Discontinued Operations - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011
Discontinued Operations And Disposal Groups [Abstract]
Cash and cash equivalents of the distributed entities	94,069
Net assets of a disposal group including discontinued operation	325,236